Share-Based Compensation - Summary of Contractual Terms of Long Term Incentive Plan (Detail)	12 Months Ended
	Dec. 31, 2013
Fiat Industrial, Performance LTI [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beneficiary	Chairman
Number of shares	1,000,000
Vesting date	Feb. 01, 2015
Vesting portion	1,000,000
Fiat Industrial, Retention LTI [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beneficiary	Chairman
Number of shares	1,100,000
Vesting date	Feb. 22, 2013	[1]
Vesting portion	366,667
Fiat Industrial, Retention LTI [Member] | Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting date	Feb. 22, 2014	[1]
Vesting portion	366,667
Fiat Industrial, Retention LTI [Member] | Vesting Period Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting date	Feb. 22, 2015
Vesting portion	366,666

[1]	As of February 27, 2014 the beneficiary has not exercised his rights with respect to the restricted share units vested.